Deferred dry-dock and special survey costs, net (Tables)	12 Months Ended
Dec. 31, 2025
Deferred Dry-dock And Special Survey Costs Net
Schedule of Deferred Charges

The movement in Deferred dry-dock and special survey costs, net, in the accompanying Consolidated Balance Sheets are as follows:

	Year ended December 31,
	2023	2024	2025

Balance January 1,	$794	$1,622	$1,214
Additions	1,506	(26)	1,478
Amortization of special survey costs	(388)	(382)	(599)
Pyxis Malou write-off	(168)	—	—
Pyxis Epsilon write-off	(122)	—	—
Balance December, 31	$1,622	$1,214	$2,093